Income Tax and Deferred Taxes - Components of Income Tax (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Major Components Of Tax Expense Income [Abstract]
(Expense) / Current income tax	$ (163,618,437)	$ (394,133,842)	$ 28,269,648
Adjustments to current tax from the previous period	(5,823,911)	(2,021,133)	(773,163)
(Expense) / Current tax (expenses) / benefit (related to cash flow hedges)	(50,924,221)	39,826,484	(109,882,227)
Current tax expense, net	(220,366,569)	(356,328,491)	(82,385,742)
Benefit / (expense) from deferred taxes for origination and reversal of temporary differences	(6,545,916)	(113,368,389)	67,247,084
Total deferred tax benefit / (expense)	(6,545,916)	(113,368,389)	67,247,084
Income tax (expense) /benefit	$ (226,912,485)	$ (469,696,880)	$ (15,138,658)